Earnings Per Share - Additional Information (Details) - $ / shares		12 Months Ended
	Aug. 12, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Term of warrant	10 years	10 years
Purchase shares of common stock (in shares)		757,633			757,633
Exercise price of warrant (in dollars per share)		$ 0.70
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock options not included in diluted EPS		4,500,000	5,500,000	24,000